Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax refund received	$ 7,100
Tax benefit related to the release of a valuation allowance allowed by the CARES Act		$ 6,700
Valuation allowance on net deferred tax assets		75,558	$ 41,473
Unrecognized tax benefits, if recognized, impact on income tax		500	$ 1,300	$ 1,600
Federal
Net operating loss carryforwards		173,500
Federal | Research and development
Tax credits		9,500
State
Net operating loss carryforwards		105,500
State | Research and development | California
Tax credits		5,800
Foreign
Tax credits		$ 3,500